Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders	The following table presents the calculation of basic and diluted net loss per share for the years ended December 31, 2021 and 2020 (in thousands, except per share amounts):

	December 31,
	2021	2020
Numerator:
Net loss	$(196,333)	$(208,230)
Adjustment to net loss attributable to common stockholders	(15,540)	—
Net loss attributable to common stockholders	$(211,873)	$(208,230)
Denominator:
Basic and diluted weighted-average shares outstanding	84,261	37,367
Loss per share:

Basic and diluted loss per share	$(2.51)	$(5.57)

Summary Of Potentially Dilutive Outstanding Securities Were Excluded From The Computation Of Diluted Net Loss Per Share
The following outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	December 31,
	2021	2020
Redeemable convertible preferred shares	—	135,225
Founders convertible preferred stock	—	3,993
Unvested shares of common stock	—	4,032
Stock options	12,421	16,925
RSUs	24,166	—
Management Award RSUs	29,073	—
Early exercises of stock options	309	2,521
Warrants to purchase redeemable convertible preferred stock	—	94
Warrants to purchase Class A common stock	12,935	—
Contingently issuable shares	1,977	—

Total	80,881	162,790